Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	CAD 27,595	CAD 26,791
Additions	2,933	1,887
Disposals	(67)	(10)
Impairment reversal and (asset impairments) (Note 6)	163	(294)
Depreciation and amortization	(1,574)	(1,513)
Decommissioning and restoration provision change in estimate	525	659
Capitalized borrowing costs	333	266
Reclass of Waneta Dam and other	(354)
Other		(15)
Changes in foreign exchange rates	(509)	(176)
Closing net book value	29,045	27,595
Cost			CAD 43,873	CAD 41,973	CAD 39,756
Accumulated depreciation			(14,828)	(14,378)	(12,965)
Net book value	27,595	26,791	29,045	27,595	26,791
Exploration and Evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	1,613	1,600
Additions	171	24
Other		(9)
Changes in foreign exchange rates	(10)	(2)
Closing net book value	1,774	1,613
Cost			1,774	1,613	1,600
Net book value	1,613	1,600	1,774	1,613	1,600
Mineral Properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	13,562	13,225
Additions	174	47
Impairment reversal and (asset impairments) (Note 6)	207
Depreciation and amortization	(368)	(356)
Transfers between classifications	(8)
Decommissioning and restoration provision change in estimate	501	633
Capitalized borrowing costs	102	91
Reclass of Waneta Dam and other	40
Changes in foreign exchange rates	(240)	(78)
Closing net book value	13,970	13,562
Cost			19,329	18,667	18,001
Accumulated depreciation			(5,359)	(5,105)	(4,776)
Net book value	13,562	13,225	13,970	13,562	13,225
Land, Buildings, Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	6,352	6,634
Additions	562	173
Disposals	(67)	(10)
Impairment reversal and (asset impairments) (Note 6)	(44)
Asset impairments (Note 6)		(26)
Depreciation and amortization	(640)	(657)
Transfers between classifications	104	276
Decommissioning and restoration provision change in estimate	24	26
Reclass of Waneta Dam and other	(394)
Other		(6)
Changes in foreign exchange rates	(155)	(58)
Closing net book value	5,742	6,352
Cost			12,948	13,517	13,208
Accumulated depreciation			(7,206)	(7,165)	(6,574)
Net book value	6,352	6,634	5,742	6,352	6,634
Capitalized Production Stripping Costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	2,161	2,146
Additions	742	531
Depreciation and amortization	(566)	(500)
Changes in foreign exchange rates	(39)	(16)
Closing net book value	2,298	2,161
Cost			4,561	4,269	3,761
Accumulated depreciation			(2,263)	(2,108)	(1,615)
Net book value	2,161	2,146	2,298	2,161	2,146
Construction In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book value	3,907	3,186
Additions	1,284	1,112
Asset impairments (Note 6)		(268)
Transfers between classifications	(96)	(276)
Capitalized borrowing costs	231	175
Changes in foreign exchange rates	(65)	(22)
Closing net book value	5,261	3,907
Cost			5,261	3,907	3,186
Net book value	CAD 3,907	CAD 3,186	CAD 5,261	CAD 3,907	CAD 3,186